CAPITAL LEASES (Details 1) - Capital Leases [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Leased asset balance	$ 40,055
Liability balance	40,055
Cash flow (operating)	0
Cash flow (financing)	0
Interest expense	$ 7,461